Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Claims recovery income		$ 7,207	$ 4,878	$ 126
Claims recovery service income	[1]	498	18,542	14,500
Total Claims Recovery		7,705	23,420	14,626
Operating expenses
Cost of claim recoveries	[2]	2,145	2,054	26
Claims amortization expense		476,492	266,929	164
General and administrative	[3]	26,508	23,959	12,633
Professional fees		22,766	18,497	8,502
Professional fees - legal	[4]	34,401	43,035	128
Allowance for credit losses		5,000
Depreciation and amortization		263	424	343
Total operating expenses		567,575	354,898	21,796
Operating Loss		(559,870)	(331,478)	(7,170)
Interest expense	[5]	(289,169)	(121,011)	(27,046)
Other expenses		9,290	63,067	1,139
Change in fair value of warrant and derivative liabilities		4,604	(12,483)
Net loss before provision for income taxes		(835,145)	(401,905)	(33,077)
Net loss	[6]	(835,145)	(401,905)	(33,077)
Less: Net (income) loss attributable to non-controlling interests		778,797	394,488	(16)
Net loss attributable to MSP Recovery, Inc. post-Business Combination		$ (56,348)	$ (7,417)	$ (33,093)
Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic	[7]	8,914,761	2,473,005
Weighted average shares outstanding, diluted	[7]	8,914,761	2,473,005
Basic net income (loss) per common share	[7]	$ (6.32)	$ (3)
Diluted net income (loss) per common share	[7]	$ (6.32)	$ (3)

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2023 and 2022, cost of Claim recoveries included $0.3 million and $0.4 million of related party expenses. This relates to contingent legal expenses earned from Claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 15, Related Party Transactions, for further details. For the year ended December 31, 2021, the expenses related to contingent legal expenses were de minimis.
[3]	For the years ended December 31, 2023 and 2022, general and administrative expenses included $0.2 million and $0.4 million of related party expenses, respectively. For the year ended December 31, 2021, the amount was de minimis. See Note 15, Related Party Transactions, for further details.
[4]	For the year ended December 31, 2023 and 2022, Professional Fees - Legal included $19.2 million and $29.7 million of related party expenses related to the Law Firm. For the year ended December 31, 2021, the amount of related party expenses related to the Law Firm was de minimis. See Note 15, Related Party Transactions, for further details.
[5]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.
[6]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[7]	Earnings per share information has not been presented for any period prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. See Note 17, Net Loss Per Common Share, for further information.